EMPLOYEE BENEFIT PLANS - Severance obligation (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefit plans
Current severance regimen	[1]	$ 125,255	$ 113,654
Severance regimen [Member]
Disclosure of employee benefit plans
Present value of the obligation as of January 1		30,732	38,041
Current service cost		862	1,598
Interest cost		1,952	2,333
Benefits paid		(8,414)	(11,586)
Net actuarial (gain) / loss due to assumption changes and plan experience		1,415	346
Defined obligation, unfunded as of December 31		26,547	30,732
Current severance regimen		125,255	113,654
Total		$ 151,802	$ 144,386

[1]	See 19.2 Severance obligation.